Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Analysis of Activity of Related-Party Loans

The following is an analysis of activity of related-party loans for the years ended December 31:

(Dollars in thousands)	2020	2019
Balance at beginning of year	$873	$1,130
New loans and advances	31	102
Repayments, including loans sold	769	217
Changes in related parties [1]	(51)	(142)
Balance at end of year	$84	$873

[1] The adjustments made in 2020 and 2019 relate to the retirement of directors.